Current and Deferred Income Tax (ISR): Additional information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax:
Share of profit (loss) of associates accounted for using equity method	$ (5,333)	$ (7,760)	$ (9,685)
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	$ 172,850	$ 162,727	$ 186,912
Applicable tax rate	30.00%	30.00%	30.00%
Investments rate of return	20.00%
Recoverable tax credits	$ 1,112,994	$ 110,327
Recognized tax assets (liabilities)	0	0
Temporary differences from dividends distribution
Income tax:
Amount of determined deductible temporary differences	472,301
Aeropuerto de Minatitlan, S. A. de C. V.
Income tax:
Share of profit (loss) of associates accounted for using equity method	32,635	22,512
Aerostar
Income tax:
Share of profit (loss) of associates accounted for using equity method	460,668	363,966	$ 261,532
Airplan
Income tax:
Share of profit (loss) of associates accounted for using equity method	$ 2,292,560	$ 2,116,189	$ 1,157,423
Applicable tax rate	35.00%	35.00%	35.00%
Aerostar and Airplan
Income tax:
Amount of the provision	$ 485,935	$ 710,991
Mexico
Income tax:
Share of profit (loss) of associates accounted for using equity method	$ 15,616,291	$ 16,969,158	$ 11,620,031
Applicable tax rate	30.00%	30.00%	30.00%
Puerto Rico (Aerostar)
Income tax:
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	$ 460,668	$ 363,966	$ 235,378
Applicable tax rate	10.00%	10.00%	10.00%
Colombia (Airplan)
Income tax:
Applicable tax rate	35.00%	35.00%	35.00%
US (ASUR Airports)
Income tax:
Applicable tax rate	21.00%